UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21698
The Gabelli Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Global Gold, Natural Resources & Income Trust
First Quarter Report – March 31, 2011

Caesar Bryan	Barbara G. Marcin, CFA	Vincent H. Roche
To Our Shareholders,
     During the first quarter of 2011, The Gabelli Global Gold, Natural Resources & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 3.3% compared with the Chicago Board Options Exchange (“CBOE”) S&P 500 Buy/Write Index, the Barclays Capital Government/Corporate Bond Index, the Amex Energy Select Sector Index, and for the Philadelphia Gold & Silver Index 1.5%, 0.2%, 17.4% and (4.3%), respectively. The total return for the Fund’s publicly traded shares was 0.2% during the first quarter of 2011.
     Enclosed is the investment portfolio as of March 31, 2011.
Comparative Results
Average Annual Returns through March 31, 2011 (a) (Unaudited)

					Since
					Inception
	Quarter	1 Year	3 Year	5 Year	(03/31/05)
Gabelli Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	3.28%	29.06%	(4.40)%	5.08%	8.91%
Investment Total Return (c)	0.23	18.29	(0.53)	5.60	8.26
CBOE S&P 500 Buy/Write Index	1.48	6.28	(0.01)	2.28	3.24
Philadelphia Gold & Silver Index	(4.34)	31.14	7.04	8.88	14.99
Amex Energy Select Sector Index	17.44	41.24	4.48	9.81	12.73
Barclays Capital Government/Corporate Bond Index	0.22	5.27	4.81	5.79	5.14

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
We have separated the portfolio managers’commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS — 93.5%
		Energy and Energy Services — 44.2%
270,000		Anadarko Petroleum Corp.	$22,118,400
159,500		Apache Corp.	20,881,740
286,325		Baker Hughes Inc. (a)	21,024,845
785,000		BG Group plc	19,531,806
493,400		BP plc, ADR (a)	21,778,676
410,000		Cameron International Corp.†	23,411,000
55,500		Chesapeake Energy Corp. (a)	1,860,360
65,000		Chevron Corp. (a)	6,982,950
307,692		Comanche Energy Inc.† (b)(c)(d)	0
30,000		ConocoPhillips (a)	2,395,800
343,500		Denbury Resources Inc.†	8,381,400
138,000		Devon Energy Corp. (a)	12,664,260
600,000		El Paso Corp.	10,800,000
200,000		Ensco plc, ADR	11,568,000
200,000		EOG Resources Inc.	23,702,000
65,000		Galp Energia SGPS SA, Cl. B	1,391,436
605,000		Halliburton Co. (a)	30,153,200
270,000		Marathon Oil Corp. (a)	14,393,700
210,000		Murphy Oil Corp. (a)	15,418,200
180,000		Nabors Industries Ltd.†	5,468,400
310,000		National Oilwell Varco Inc.	24,573,700
227,800		Nexen Inc.	5,676,776
142,000		Noble Energy Inc.	13,724,300
200,000		Occidental Petroleum Corp.	20,898,000
250,000		Petrohawk Energy Corp.†	6,135,000
582,000		Petroleo Brasileiro SA, ADR (a)	23,530,260
330,000		Rowan Companies Inc.† (a)	14,579,400
278,000		Royal Dutch Shell plc, Cl. A	10,096,763
160,000		Schlumberger Ltd.	14,921,600
200,000		Spectra Energy Corp.	5,436,000
338,400		Statoil ASA, ADR (a)	9,353,376
634,500		Suncor Energy Inc. (a)	28,450,980
650,000		Talisman Energy Inc.	16,055,000
335,000		The Williams Companies Inc. (a)	10,445,300
345,000		Total SA, ADR	21,034,650
173,200		Transocean Ltd.† (a)	13,500,940
120,000		Ultra Petroleum Corp.†	5,910,000
350,000		Valero Energy Corp.	10,437,000
945,500		Weatherford International Ltd.† (a)	21,368,300

			550,053,518

		Metals and Mining — 49.3%
619,000		Agnico-Eagle Mines Ltd. (a)	41,070,650
393,000		Anglo American plc	20,218,664
633,500		AngloGold Ashanti Ltd., ADR (a)	30,376,325
200,000		Antofagasta plc	4,366,657
636,000		Barrick Gold Corp. (a)	33,014,760
177,000		BHP Billiton Ltd., ADR (a)	16,970,760
1,070,000		Centamin Egypt Ltd.†	2,317,690
300,000		Compania de Minas Buenaventura SA, ADR	12,891,000
83,000		Detour Gold Corp.†	2,624,838
1,000,000	(e)	Duluth Metals Ltd.†	2,712,739
700,000		Eldorado Gold Corp.	11,415,162
900,000		Equinox Minerals Ltd.†	5,328,520
175,000		Franco-Nevada Corp.	6,424,188
359,062		Freeport-McMoRan Copper & Gold Inc. (a)	19,945,894
658,500		Fresnillo plc	16,299,814
410,000		Gem Diamonds Ltd.†	1,841,632
1,989,100		Gold Fields Ltd., ADR (a)	34,729,686
550,000		Goldcorp Inc. (a)	27,390,000
841,600		Harmony Gold Mining Co. Ltd., ADR (a)	12,514,592
1,779,700		Hochschild Mining plc	18,400,544
160,000		HudBay Minerals Inc.	2,605,879
195,000		Hummingbird Resources plc†	494,257
285,000		IAMGOLD Corp.	6,275,700
412,000		Impala Platinum Holdings Ltd.	11,920,899
13,542		Ivanhoe Mines Ltd.†	371,863
255,000		Keegan Resources Inc.†	2,222,537
200,000		Kingsgate Consolidated Ltd.	1,797,702
1,833,800		Kinross Gold Corp., New York (a)	28,882,350
3,592		Kinross Gold Corp., Toronto	56,612
250,600		Lundin Mining Corp., OTC† (a)	2,087,498
1,050,000		Lundin Mining Corp., Toronto†	8,718,412
221,000		MAG Silver Corp.†	2,637,411
684,725		Newcrest Mining Ltd.	28,202,355
539,500		Newmont Mining Corp. (a)	29,445,910
165,000		Osisko Mining Corp.†	2,375,864
492,616		OZ Minerals Ltd.	812,713
12,537,555		PanAust Ltd.†	10,180,063
211,300		Peabody Energy Corp. (a)	15,205,148
494,100		Randgold Resources Ltd., ADR† (a)	40,288,914
3,851,298		Red 5 Ltd.†	657,293
1,984,000		Red 5 Ltd., ASE†	338,605
293,600		Rio Tinto plc, ADR (a)	20,880,832
321,700		Royal Gold Inc.	16,857,080
621,250		Sandfire Resources NL†	4,408,171
500,000		SEMAFO Inc.†	4,791,129
257,015		Vale SA, ADR (a)	8,571,450
207,000		Witwatersrand Consolidated Gold Resources Ltd.†	1,591,131
1,080,305		Xstrata plc	25,250,320
1,200,000		Yamana Gold Inc. (a)	14,772,000

			613,554,213

		TOTAL COMMON STOCKS	1,163,607,731

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

			Market
Shares			Value
		CONVERTIBLE PREFERRED STOCKS — 0.3%
		Metals and Mining — 0.3%
10,000		Vale Capital II, 6.750%, Cv. Pfd., Ser. VALE	$923,200
35,000		Vale Capital II, 6.750%, Cv. Pfd., Ser. VALP	3,316,425

		TOTAL CONVERTIBLE PREFERRED STOCKS	4,239,625

		WARRANTS — 0.1%
		Energy and Energy Services — 0.0%
34,091		Comanche Energy Inc., Cl. A, expire 06/18/13† (b)(c)(d)	0
36,197		Comanche Energy Inc., Cl. B, expire 06/18/13† (b)(c)(d)	0
82,965		Comanche Energy Inc., Cl. C, expire 06/18/13† (b)(c)(d)	0

			0

		Metals and Mining — 0.1%
62,500		Franco-Nevada Corp., expire 03/13/12† (b)	375,193
87,500		Franco-Nevada Corp., expire 06/16/17†	559,567

			934,760

		TOTAL WARRANTS	934,760

Principal
Amount
		CONVERTIBLE CORPORATE BONDS — 1.1%
		Energy and Energy Services — 0.3%
$1,500,000		Chesapeake Energy Corp., Cv., 2.250%, 12/15/38	1,385,625
2,000,000		Nabors Industries Inc., Cv., 0.940%, 05/15/11	1,995,000

			3,380,625

		Metals and Mining — 0.8%
2,800,000		Detour Gold Corp., Cv., 5.500%, 11/30/17 (b)(d)(f)	3,082,275
5,000,000		Newmont Mining Corp., Ser. B, Cv., 1.625%, 07/15/17	6,787,500
725,000	(g)	Wesdome Gold Mines Ltd., Deb. Cv., 7.000%, 05/31/12 (b)(d)(f)	815,111

			10,684,886

		TOTAL CONVERTIBLE CORPORATE BONDS	14,065,511

		CORPORATE BONDS — 0.7%
		Energy and Energy Services — 0.1%
4,644,732		Comanche Energy Inc., PIK, 15.500%, 06/13/13 (b)(c)(d)	43,047
324,000		Compagnie Generale de Geophysique- Veritas, 7.500%, 05/15/15	334,530
500,000		Tesoro Corp., 9.750%, 06/01/19	570,000

			947,577

		Metals and Mining — 0.6%
2,000,000		Freeport-McMoRan Copper & Gold Inc., 8.250%, 04/01/15	2,086,760
5,000,000		Xstrata Canada Corp., 7.250%, 07/15/12	5,351,090

			7,437,850

		TOTAL CORPORATE BONDS	8,385,427

		U.S. GOVERNMENT OBLIGATIONS — 4.3%
53,069,000		U.S. Treasury Bills, 0.095% to 0.200%††, 06/02/11 to 09/22/11 (a)	53,040,332

TOTAL INVESTMENTS — 100.0% (Cost $1,075,119,081)			$1,244,273,386

		Aggregate tax cost	$1,085,428,945

		Gross unrealized appreciation	$190,321,624
		Gross unrealized depreciation	(31,477,183)

		Net unrealized appreciation/depreciation	$158,844,441

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN(h) — (4.8)%
	Call Options Written — (4.6)%
388	Agnico-Eagle Mines Ltd.	May 11/75	$27,936
1,000	Agnico-Eagle Mines Ltd.	Aug. 11/67.50	487,500
4,302	Agnico-Eagle Mines Ltd.	Aug. 11/80	546,354
2,000	Anadarko Petroleum Corp.	May 11/80	1,060,000
700	Anadarko Petroleum Corp.	Aug. 11/80	591,500
135	Anglo American plc(i)	Apr. 11/35	21,657
258	Anglo American plc(i)	Jun. 11/3200	877,438
6,335	AngloGold Ashanti Ltd., ADR	Apr. 11/50	190,050
200	Antofagasta plc(i)	Sep. 11/1700	62,965
595	Apache Corp.	Apr. 11/125	407,575
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN (Continued)
	Call Options Written (Continued)
1,000	Apache Corp.	Oct. 11/135	$963,000
1,063	Baker Hughes Inc.	Apr. 11/75	154,135
1,000	Baker Hughes Inc.	Apr. 11/58	1,595,820
800	Baker Hughes Inc.	Jul. 11/75	352,000
500	Barrick Gold Corp.	Apr. 11/49	167,500
750	Barrick Gold Corp.	Apr. 11/55	19,500
3,000	Barrick Gold Corp.	Jul. 11/55	579,000
100	BG Group plc(i)	Apr. 11/15	119,514
325	BG Group plc(i)	Jun. 11/14	938,462
360	BG Group plc(i)	Sep. 11/1500	272,876
1,000	BHP Billiton Ltd., ADR	May 11/95	445,000
250	BHP Billiton Ltd., ADR	May 11/100	50,750
520	BHP Billiton Ltd., ADR	Aug. 11/100	245,960
1,275	BP plc, ADR	Apr. 11/48	11,475
2,000	BP plc, ADR	Apr. 11/50	6,000
4,100	Cameron International Corp.	May 11/60	799,500
555	Chesapeake Energy Corp.	Jul. 11/37	69,930
260	Chevron Corp.	Jun. 11/95	357,500
390	Chevron Corp.	Jun. 11/100	363,480
1,200	Compania de Minas Buenaventura SA, ADR	Jun. 11/45	255,000
300	ConocoPhillips	May 11/75	186,000
2,835	Denbury Resources Inc.	Jun. 11/24	567,000
600	Denbury Resources Inc.	Sep. 11/25	135,000
1,380	Devon Energy Corp.	Apr. 11/85	1,055,700
4,000	El Paso Corp.	Jul. 11/18	492,000
2,000	El Paso Corp.	Oct. 11/20	190,000
3,500	Eldorado Gold Corp.(j)	May 11/19	30,686
3,500	Eldorado Gold Corp.(j)	Aug. 11/19	155,235
2,000	Ensco plc, ADR	Jun. 11/60	555,000
1,000	EOG Resources Inc.	Jul. 11/100	2,080,000
1,000	EOG Resources Inc.	Jul. 11/115	1,027,000
900	Freeport-McMoRan Copper & Gold Inc.	May 11/60	115,200
1,300	Freeport-McMoRan Copper & Gold Inc.	May 11/62	106,600
11,891	Gold Fields Ltd., ADR	Apr. 11/17	761,024
5,000	Gold Fields Ltd., ADR	Apr. 11/20	10,000
3,000	Gold Fields Ltd., ADR	Jul. 11/17	411,000
5,500	Goldcorp Inc.	Apr. 11/45	2,640,000
1,300	Halliburton Co.	Apr. 11/45	663,000
710	Halliburton Co.	Apr. 11/50	93,010
500	Halliburton Co.	Jul. 11/49	210,000
1,784	Halliburton Co.	Jul. 11/50	656,512
975	Harmony Gold Mining Co. Ltd., ADR	May 11/12	292,500
7,441	Harmony Gold Mining Co. Ltd., ADR	May 11/13	1,488,200
1,600	HudBay Minerals Inc.(j)	Jun. 11/18	41,258
8,880	Kinross Gold Corp.	May 11/20	53,280
9,494	Kinross Gold Corp.	Aug. 11/20	265,832
4,500	Lundin Mining Corp.(j)	Jul. 11/7	626,612
8,506	Lundin Mining Corp.(j)	Jul. 11/8	570,284
550	Marathon Oil Corp.	Apr. 11/42	635,250
900	Marathon Oil Corp.	Apr. 11/43	955,800
1,250	Marathon Oil Corp.	Apr. 11/48	690,625
1,350	Murphy Oil Corp.	Apr. 11/70	594,000
750	Murphy Oil Corp.	Jul. 11/70	480,000
1,800	Nabors Industries Ltd.	Sep. 11/29	724,500
800	National Oilwell Varco Inc.	May 11/65	1,200,000
200	National Oilwell Varco Inc.	May 11/70	217,000
600	National Oilwell Varco Inc.	May 11/80	270,000
600	National Oilwell Varco Inc.	May 11/85	123,000
900	National Oilwell Varco Inc.	Aug. 11/85	420,750
250	Newcrest Mining Ltd.(k)	Jun. 11/45	113,003
1,975	Newmont Mining Corp.	Jun. 11/60	235,025
3,420	Newmont Mining Corp.	Sep. 11/57.50	1,128,600
178	Nexen Inc.	May 11/25	25,810
1,100	Nexen Inc.	Jun. 11/22.50	352,000
250	Nexen Inc.	Sep. 11/26	50,625
750	Nexen Inc.	Sep. 11/27	118,125
1,100	Noble Energy Inc.	May 11/90	968,000
320	Noble Energy Inc.	May 11/95	164,800
300	Occidental Petroleum Corp.	May 11/95	358,500
300	Occidental Petroleum Corp.	May 11/100	226,500
1,400	Occidental Petroleum Corp.	May 11/105	588,000
12,000	PanAust Ltd.(k)	Sep. 11/0.90	413,327
313	Peabody Energy Corp.	Jun. 11/55	547,750
300	Peabody Energy Corp.	Jun. 11/60	397,500
300	Peabody Energy Corp.	Jun. 11/65	282,000
1,200	Peabody Energy Corp.	Jun. 11/70	804,000
2,500	Petrohawk Energy Corp.	May 11/23	555,000
1,500	Petroleo Brasileiro SA, ADR	Apr. 11/40	165,000
200	Petroleo Brasileiro SA, ADR	Jul. 11/37	94,200
4,120	Petroleo Brasileiro SA, ADR	Jul. 11/42	667,440
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN (Continued)
	Call Options Written (Continued)
1,600	Rio Tinto plc, ADR	Apr. 11/75	$72,000
836	Rio Tinto plc, ADR	Apr. 11/80	8,360
500	Rio Tinto plc, ADR	Jul. 11/80	90,000
600	Rowan Companies Inc.	Apr. 11/34	618,000
700	Rowan Companies Inc.	Apr. 11/35	654,500
2,000	Rowan Companies Inc.	Jul. 11/44	680,000
110	Royal Dutch Shell plc, Cl. A(i)	Jun. 11/24	39,263
168	Royal Dutch Shell plc, Cl. A(i)	Jun. 11/2200	297,805
500	Royal Gold Inc.	Apr. 11/55	15,000
2,717	Royal Gold Inc.	Jul. 11/55	523,022
400	Schlumberger Ltd.	May 11/90	248,000
1,000	Schlumberger Ltd.	May 11/95	365,000
200	Schlumberger Ltd.	May 11/100	34,600
2,000	Spectra Energy Corp.	Jun. 11/27	200,000
3,384	Statoil ASA, ADR	Apr. 11/25	930,600
2,045	Suncor Energy Inc.	Jun. 11/40	1,247,450
4,300	Suncor Energy Inc.	Jun. 11/46	1,070,700
2,500	Talisman Energy Inc.	May 11/25	250,000
4,000	Talisman Energy Inc.	Jul. 11/25	540,000
1,150	The Williams Companies Inc.	May 11/29	318,550
2,200	The Williams Companies Inc.	Aug. 11/33	336,600
200	Total SA, ADR	May 11/55	128,000
2,000	Total SA, ADR	May 11/60	530,000
800	Total SA, ADR	Aug. 11/65	120,000
500	Transocean Ltd.	May 11/80	157,500
800	Transocean Ltd.	Aug. 11/75	642,000
432	Transocean Ltd.	Aug. 11/85	163,080
1,200	Ultra Petroleum Corp.	Sep. 11/50	504,000
870	Vale SA, ADR	Apr. 11/38	1,740
850	Vale SA, ADR	Jun. 11/37	40,375
850	Vale SA, ADR	Jun. 11/38	27,625
3,500	Valero Energy Corp.	Jun. 11/28	1,277,500
1,500	Weatherford International Ltd.	Apr. 11/22	145,500
955	Weatherford International Ltd.	May 11/21	212,965
3,000	Weatherford International Ltd.	May 11/22	462,000
2,000	Weatherford International Ltd.	Aug. 11/21	610,000
1,000	Weatherford International Ltd.	Aug. 11/26	86,000
1,000	Weatherford International Ltd.	Aug. 11/27	64,500
72	Xstrata plc(i)	Apr. 11/14	44,180
500	Xstrata plc(i)	Jun. 11/16	322,847
315	Xstrata plc(i)	Sep. 11/16	419,420
8,000	Yamana Gold Inc.	Apr. 11/13	72,000
4,000	Yamana Gold Inc.	Jul. 11/13	268,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $41,185,311)		56,922,122

	Put Options Written — (0.2)%
1,000	Agnico-Eagle Mines Ltd.	May 11/70	630,000
700	Anadarko Petroleum Corp.	Aug. 11/70	209,300
900	AngloGold Ashanti Ltd., ADR	Apr. 11/42	13,500
400	Antofagasta plc(i)	Sep. 11/1200	352,124
200	Apache Corp.	Apr. 11/110	3,600
600	Baker Hughes Inc.	Apr. 11/40	1,800
1,000	Barrick Gold Corp.	Apr. 11/42	1,000
250	BG Group plc(i)	Apr. 11/13	12,031
225	BHP Billiton Ltd., ADR	May 11/80	10,800
490	Compania de Minas Buenaventura SA, ADR	Jun. 11/35	30,625
600	Compania de Minas Buenaventura SA, ADR	Jun. 11/40	108,000
1,400	Denbury Resources Inc.	Jun. 11/17	17,500
500	Eldorado Gold Corp.(j)	May 11/15	23,466
2,000	Freeport-McMoRan Copper & Gold Inc.	Aug. 11/47.50	468,000
1,400	Gold Fields Ltd., ADR	Jul. 11/15	47,600
700	Goldcorp Inc.	Apr. 11/39	2,450
850	Halliburton Co.	Apr. 11/30	3,400
1,000	Halliburton Co.	Apr. 11/37	3,000
500	IAMGOLD Corp.(j)	May 11/15	2,579
1,000	IAMGOLD Corp.	Jun. 11/17	20,000
1,500	Kinross Gold Corp.	May 11/15	82,500
250	Newcrest Mining Ltd.(k)	Jun. 11/38.50	271,698
250	Noble Energy Inc.	May 11/75	5,625
300	Noble Energy Inc.	May 11/80	14,250
330	Oil Service HOLDRS (SM) Trust	Jan. 12/104.10	70,125
1,000	Petrohawk Energy Corp.	Jun. 11/16	11,500
409	Randgold Resources Ltd., ADR	Sep. 11/75	177,915
300	Rio Tinto plc, ADR	Apr. 11/62.50	3,000
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN (Continued)
	Put Options Written (Continued)
300	Rowan Companies Inc.	Apr. 11/27	$3,000
600	Schlumberger Ltd.	May 11/80	41,400
2,300	Yamana Gold Inc.	Jul. 11/10	36,800

	TOTAL PUT OPTIONS WRITTEN (Premiums received $6,069,146)		2,678,588

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $47,254,457)		$59,600,710

	Aggregate premiums		$47,254,457

	Gross unrealized appreciation		$11,366,355
	Gross unrealized depreciation		(23,712,608)

	Net unrealized appreciation/depreciation		$(12,346,253)

(a)	Securities, or a portion thereof, with a value of $391,632,899 were pledged as collateral for options written.

(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $4,315,626 or 0.35% of total investments.

(c)	At March 31, 2011, the Fund held investments in restricted securities amounting to $43,047 or 0.00% of total investments, which were value under methods approved by the Board of Trustees as follows:

Acquisition
Shares/				03/31/11
Principal		Acquisition	Acquisition	Carrying Value
Amount	Issuer	Date	Cost	Per Unit
307,692	Comanche Energy Inc.	06/17/08	$1,849,998	—
34,091	Comanche Energy Inc., Cl. A, Warrants expire 06/18/13	06/17/08	93,750	—
36,197	Comanche Energy Inc., Cl. B, Warrants expire 06/18/13	06/17/08	93,750	—
82,965	Comanche Energy Inc., Cl. C, Warrants expire 06/18/13	06/17/08	187,501	—
$4,644,732	Comanche Energy Inc., PIK, 15.500%, 06/13/13	06/17/08	4,419,732	$0.9268

(d)	Illiquid security.

(e)	Denoted in units.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of the Rule 144A securities amounted to $3,897,386 or 0.31% of total investments.

(g)	Principal amount denoted in Canadian dollars.

(h)	At March 31, 2011, the Fund has entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.

(i)	Exercise price denoted in British Pounds.

(j)	Exercise price denoted in Canadian dollars.

(k)	Exercise price denoted in Australian dollars.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

PIK	Payment-in-kind

	% of
	Market	Market
Geographic Diversification	Value	Value
Long Positions
North America	60.2%	$749,426,036
Europe	19.6	243,299,753
South Africa	7.3	91,132,632
Latin America	7.2	89,401,094
Asia/Pacific	5.7	71,013,871

Total Investments	100.0%	$1,244,273,386

Short Positions
North America	(3.5)%	$(43,329,395)
Europe	(0.7)	(8,545,898)
South Africa	(0.3)	(3,213,874)
Latin America	(0.2)	(2,272,005)
Asia/Pacific	(0.1)	(1,550,538)
Africa/Middle East	(0.0)	(689,000)

Total Investments	(4.8)%	$(59,600,710)

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
     The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Other Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$550,053,518	—	$0	$550,053,518
Other Industries (a)	613,554,213	—	—	613,554,213

Total Common Stocks	1,163,607,731	—	0	1,163,607,731

Convertible Preferred Stocks (a)	4,239,625	—	—	4,239,625

Warrants:
Energy and Energy Services	—	—	0	0
Metals and Mining	934,760	—	—	934,760

Total Warrants	934,760	—	0	934,760

Convertible Corporate Bonds	—	$10,168,125	3,897,386	14,065,511
Corporate Bonds	—	8,342,380	43,047	8,385,427
U.S. Government Obligations	—	53,040,332	—	53,040,332

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$1,168,782,116	$71,550,837	$3,940,433	$1,244,273,386

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(26,725,658)	$(30,196,464)	$—	$(56,922,122)
Put Options Written	(1,631,515)	(1,047,073)	—	(2,678,588)

TOTAL INVESTMENTS IN SECURITIES — LIABILITIES	$(28,357,173)	$(31,243,537)	$—	$(59,600,710)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
     The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
				Change in						during the
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/			into	out of	as of	investments held
	12/31/10	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3†	Level 3†	3/31/11	at 3/31/11

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Warrants:
Energy and Energy Services	0	—	—	—	—	—	—	—	0	—
Convertible Corporate Bonds	3,419,897	(144)	—	477,633	—	—	—	—	3,897,386	477,633
Corporate Bonds	43,047	10,873	—	(184,143)	173,270	—	—	—	43,047	(184,143)

TOTAL INVESTMENTS IN SECURITIES	$3,462,944	$10,729	$—	$293,490	$173,270	$—	$—	$—	$3,940,433	$293,490

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the period ended March 31, 2011, the Fund held no investments in equity contract for difference swap agreements.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return or for hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2011 are reflected within the Schedule of Investments.
     The Fund’s volume of activity in equity options contracts during the period ended March 31, 2011 had an average monthly premium amount of approximately $42,441,214.
     Written options activity for the Fund for the period ended March 31, 2011 was as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2010	248,423	$41,187,943
Stock splits on options	2,100	—
Options written	283,989	48,082,826
Options repurchased	(101,082)	(19,378,650)
Options expired	(122,445)	(17,012,349)
Options exercised	(45,244)	(5,625,313)

Options outstanding at March 31, 2011	265,741	$47,254,457

     The following table summarizes the market value of derivatives held at March 31, 2011 by primary risk exposure:

Liability Derivatives:	Market Value

Equity Contracts	$(59,600,710)
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Global Gold, Natural Resources & Income Trust
c/o American Stock Transfer
6201 15th Avenue
Brooklyn, NY 11219
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Amex trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE Amex, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
AND YOUR PERSONAL PRIVACY
Who are we?
The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a Fund shareholder?
When you purchase shares of the Fund on the American Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees	Officers
Anthony J. Colavita
  President,
  Anthony J. Colavita, P.C.
James P. Conn
  Former Managing Director &
  Chief Investment Officer,
  Financial Security Assurance Holdings Ltd.
Mario d’Urso
  Former Italian Senator
Vincent D. Enright
  Former Senior Vice President &
  Chief Financial Officer,
  KeySpan Corp.
Frank J. Fahrenkopf, Jr.
  President & Chief Executive Officer,
  American Gaming Association
Michael J. Melarkey
  Attorney-at-Law,
  Avansino, Melarkey, Knobel & Mulligan
Salvatore M. Salibello
  Certified Public Accountant,
  Salibello & Broder, LLP
Anthonie C. van Ekris
  Chairman, BALMAC International, Inc.
Salvatore J. Zizza
  Chairman, Zizza & Co., Ltd.
Bruce N. Alpert
  President
Carter W. Austin
  Vice President
Peter D. Goldstein
  Chief Compliance Officer
Molly A.F. Marion
  Vice President & Ombudsman
Laurissa M. Martire
  Vice President & Ombudsman
David I. Schachter
  Vice President
Agnes Mullady
  Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
The Bank of New York Mellon
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
American Stock Transfer and Trust Company
Stock Exchange Listing

		6.625%
	Common	Preferred
NYSE Amex—Symbol:	GGN	GGN PrA
Shares Outstanding:	60,039,937	3,955,687
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
The NASDAQ symbol for the Net Asset Value is “XGGNX.”
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com First Quarter Report March 31, 2011

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/31/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/31/11

*	Print the name and title of each signing officer under his or her signature.